SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF PARENT
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares authorized	1,000,000,000	1,000,000,000
Ordinary shares issued	104,404,831	103,844,239
Ordinary shares, shares outstanding	104,404,831	103,844,239
PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares authorized	1,000,000,000	1,000,000,000
Ordinary shares issued	104,404,831	103,844,239
Ordinary shares, shares outstanding	104,404,831	103,844,239